American Century Capital Portfolios Prospectus | GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2018 ■ Prospectus dated March 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the Global Real Estate prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.12%	0.92%	0.77%	1.37%	2.12%	1.62%	0.92%	0.77%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

Expense Example - American Century Capital Portfolios Prospectus - GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	114	357	618	1,363
I CLASS	94	294	510	1,131
Y CLASS	79	246	428	955
A CLASS	707	985	1,283	2,126
C CLASS	216	665	1,140	2,448
R CLASS	165	512	882	1,920
R5 CLASS	94	294	510	1,131
R6 CLASS	79	246	428	955

American Century Capital Portfolios Prospectus | NT GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement NT Global Real Estate Fund
Supplement dated August 1, 2018 ■ Prospectus dated March 1, 2018

The 0.09 percentage point waiver of the Investor Class's management fee has been removed, and the advisor has agreed to lower the fund’s management fee by 0.09 percentage points.